Intangible assets and goodwill - Movements in Identifiable Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	$ 214,254	$ 214,254
Additions	1,504	649
Amortization for the year	(13,845)	(8,374)
Impairment losses recognized in profit or loss for the year	(34,857)	(478)
Other increases / decreases for foreign currency exchange rates	(159)	2,256
Decrease for classification as held for sale	0
Transferred from available for sale	0	16
Other increases (decreases)	406	(188)
Subtotal	(46,951)	(6,119)
Closing balance	167,303	214,254
Gross carrying amount
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	273,484
Closing balance	240,378	273,484
Accumulated depreciation and amortization
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(59,230)
Closing balance	(73,075)	(59,230)
Indeifinite intangible assets | Goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	34,596	34,596
Additions	0
Impairment losses recognized in profit or loss for the year	(33,629)
Other increases / decreases for foreign currency exchange rates	0
Decrease for classification as held for sale	0
Transferred from available for sale	0
Other increases (decreases)	0	(7,370)
Subtotal	(33,629)	(7,370)
Closing balance	967	34,596
Indeifinite intangible assets | Gross carrying amount | Goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	38,130
Closing balance	4,501	38,130
Indeifinite intangible assets | Accumulated depreciation and amortization | Goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(3,534)
Closing balance	(3,534)	(3,534)
IT programs | Finite intangible assets
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	3,447	3,447
Additions	349	296
Amortization for the year	(1,039)	(1,716)
Impairment losses recognized in profit or loss for the year	0
Other increases / decreases for foreign currency exchange rates	(4)	(17)
Decrease for classification as held for sale	0
Transferred from available for sale	0
Other increases (decreases)	496	58
Subtotal	(198)	(1,379)
Closing balance	3,249	3,447
IT programs | Gross carrying amount | Finite intangible assets
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	35,616
Closing balance	36,457	35,616
IT programs | Accumulated depreciation and amortization | Finite intangible assets
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(32,169)
Closing balance	(33,208)	(32,169)
Mining rights | Finite intangible assets
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	149,532	149,532
Additions	1,141	344
Amortization for the year	(8,482)	(2,863)
Impairment losses recognized in profit or loss for the year	(1,228)	(48)
Other increases / decreases for foreign currency exchange rates	0	2,283
Decrease for classification as held for sale	0
Transferred from available for sale	0	16
Other increases (decreases)	(90)	(246)
Subtotal	(8,659)	(514)
Closing balance	140,873	149,532
Mining rights | Gross carrying amount | Finite intangible assets
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	162,893
Closing balance	162,716	162,893
Mining rights | Accumulated depreciation and amortization | Finite intangible assets
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(13,361)
Closing balance	(21,843)	(13,361)
Water rights and rights of way | Indeifinite intangible assets
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	4,909	4,909
Additions	0
Impairment losses recognized in profit or loss for the year	0	(430)
Other increases / decreases for foreign currency exchange rates	0	(4)
Decrease for classification as held for sale	0
Transferred from available for sale	0
Other increases (decreases)	0
Subtotal	0	(434)
Closing balance	4,909	4,909
Water rights and rights of way | Indeifinite intangible assets | Gross carrying amount
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	7,420
Closing balance	7,420	7,420
Water rights and rights of way | Indeifinite intangible assets | Accumulated depreciation and amortization
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(2,511)
Closing balance	(2,511)	(2,511)
Water rights | Finite intangible assets
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	15,158	15,158
Additions	0
Amortization for the year	(3,789)	(2,842)
Impairment losses recognized in profit or loss for the year	0
Other increases / decreases for foreign currency exchange rates	0
Decrease for classification as held for sale	0
Transferred from available for sale	0
Other increases (decreases)	0
Subtotal	(3,789)	(2,842)
Closing balance	11,369	15,158
Water rights | Gross carrying amount | Finite intangible assets
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	18,000
Closing balance	18,000	18,000
Water rights | Accumulated depreciation and amortization | Finite intangible assets
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(2,842)
Closing balance	(6,631)	(2,842)
Customer-related intangible assets | Finite intangible assets
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	0
Additions	0
Impairment losses recognized in profit or loss for the year	0
Other increases / decreases for foreign currency exchange rates	0
Decrease for classification as held for sale	0
Transferred from available for sale	0
Other increases (decreases)	0
Subtotal	0
Closing balance	0	0
Customer-related intangible assets | Gross carrying amount | Finite intangible assets
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	1,778
Closing balance	1,778	1,778
Customer-related intangible assets | Accumulated depreciation and amortization | Finite intangible assets
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(1,778)
Closing balance	(1,778)	(1,778)
Intellectual property | Finite intangible assets
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	6,481	6,481
Additions	0
Amortization for the year	(476)	(889)
Impairment losses recognized in profit or loss for the year	0
Other increases / decreases for foreign currency exchange rates	(155)
Decrease for classification as held for sale	0
Transferred from available for sale	0
Other increases (decreases)	0	7,370
Subtotal	(631)	6,481
Closing balance	5,850	6,481
Intellectual property | Gross carrying amount | Finite intangible assets
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	7,370
Closing balance	7,215	7,370
Intellectual property | Accumulated depreciation and amortization | Finite intangible assets
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(889)
Closing balance	(1,365)	(889)
Other intangible assets | Finite intangible assets
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	131	131
Additions	14	9
Amortization for the year	(59)	(64)
Impairment losses recognized in profit or loss for the year	0
Other increases / decreases for foreign currency exchange rates	0	(6)
Decrease for classification as held for sale	0
Transferred from available for sale	0
Other increases (decreases)	0
Subtotal	(45)	(61)
Closing balance	86	131
Other intangible assets | Gross carrying amount | Finite intangible assets
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	2,277
Closing balance	2,291	2,277
Other intangible assets | Accumulated depreciation and amortization | Finite intangible assets
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(2,146)
Closing balance	$ (2,205)	$ (2,146)